VY JPMorgan Emerging Markets Equity Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			1.69%	(1.12%)	3.33%
Performance Inception Date		Mar. 23, 2006
Class ADV | MSCI ACW IndexSM Ex-U.S.[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
Class ADV | MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.50%	1.70%	3.64%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			2.30%	(0.53%)	3.95%
Performance Inception Date		Dec. 02, 2005
Class I | MSCI ACW IndexSM Ex-U.S.[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
Class I | MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.50%	1.70%	3.64%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			2.08%	(0.77%)	3.70%
Performance Inception Date		Feb. 18, 1998
Class S | MSCI ACW IndexSM Ex-U.S.[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
Class S | MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.50%	1.70%	3.64%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			1.95%	(0.90%)	3.54%
Performance Inception Date		Sep. 09, 2002
Class S2 | MSCI ACW IndexSM Ex-U.S.[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
Class S2 | MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.50%	1.70%	3.64%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI ACW IndexSM Ex-U.S. in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the MSCI Emerging Markets Index SM as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.